Share Capital - Schedule of Share Purchase Warrants Outstanding (Details) - DevvStream Corp [Member] - Share Purchase Warrants Member - $ / shares				9 Months Ended		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2026		Jul. 31, 2025		Jul. 31, 2024
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance			150,908	22,718,590		132,811
Beginning balance (in Dollars per share)			$ 44.69	$ 1.53		$ 47.23
Beginning balance		8 months 1 day	1 year 10 months 6 days	3 years 5 months 23 days		4 years 3 months 7 days		8 months 1 day
Number of warrants outstanding, Issued on RTO (Note 4)				250,025		22,699,987
Weighted Average Exercise price, Issued on RTO (Note 4) (in Dollars per share)				$ 0		$ 1.52
Number of warrants outstanding,Expired						(105,032)
Weighted Average Exercise price, Expired (in Dollars per share)						$ 56.9
Ending balance		132,811		22,968,615		22,718,590		132,811
Exercise price (in Dollars per share)		$ 47.23		$ 1.51		$ 1.53		$ 47.23
Number of warrants outstanding, Exercised						(9,176)		(18,097)
Weighted Average Exercise price, Exercised (in Dollars per share)						$ 9.5		$ 9.73
Ending balance		132,811		22,968,615		22,718,590		132,811
Ending balance (in Dollars per share)		$ 47.23		$ 1.51		$ 1.53		$ 47.23
Ending balance		8 months 1 day	1 year 10 months 6 days	3 years 5 months 23 days		4 years 3 months 7 days		8 months 1 day
Exercise Price One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance				18,603
Beginning balance (in Dollars per share)				$ 13.08
Ending balance				18,603		18,603
Exercise price (in Dollars per share)						$ 13.08
Expiry date				Sep. 29, 2026		Sep. 29, 2026
Ending balance				18,603		18,603
Ending balance (in Dollars per share)						$ 13.08
Exercise Price Two Member
Schedule of Share Purchase Warrants Outstanding [Line Items]
Beginning balance	[1]			22,699,987
Beginning balance (in Dollars per share)				$ 1.52
Ending balance				22,699,987	[2]	22,699,987	[1]
Exercise price (in Dollars per share)						$ 1.52
Expiry date				Nov. 06, 2029		Nov. 06, 2029
Ending balance				22,699,987	[2]	22,699,987	[1]
Ending balance (in Dollars per share)						$ 1.52

[1]	Each warrant exercisable for 0.09692 common stock.
[2]	Each warrant exercisable for 0.09692 common stock.